Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Common units
Partners' equity
Number of units issued	16,036,602	16,036,602
Number of units outstanding	16,036,602	16,036,602
General partner units
Partners' equity
Number of units issued	1,080,263	1,080,263
Number of units outstanding	1,080,263	1,080,263
Preference units
Partners' equity
Number of units outstanding	11,642,411	11,642,411
Series A preference units
Partners' equity
Number of units issued	5,084,984	5,084,984
Number of units outstanding	5,084,984	5,084,984
Series B preference units
Partners' equity
Number of units issued	3,496,382	3,496,382
Number of units outstanding	3,496,382	3,496,382
Series C preference units
Partners' equity
Number of units issued	3,061,045	3,061,045
Number of units outstanding	3,061,045	3,061,045